COMMON STOCK	9 Months Ended	12 Months Ended
	Nov. 30, 2012	Feb. 29, 2012
COMMON STOCK [Text Block]

NOTE 6 – COMMON STOCK

Common shares

During the period ended November 30, 2012, the Company issued the following shares:

(a)	During the period ended November 30, 2012, 9,602,701 warrants were exercised at CDN$0.10 per share for proceeds of $962,613.

(b)	The Company issued 1,650,000 shares pursuant to mineral property option agreements at fair values ranging from CDN$0.19 to CDN$0.20 per share for a total fair value of $317,531.

(c)

To November 30, 2012 the Company received $128,100 for the issuance of units of its common stock at CDN$0.18 per unit. Each unit consists of one common share and one-half of one share purchase warrant. Each warrant entitles holder to purchase an additional common share at CDN$0.25 for a period of five years.

Stock options

The changes in options during the nine month period ended November 30, 2012 are as follows:

	Nine month period ended
	November 30, 2012
		Weighted
		average
		exercise
	Number of	price
	options	(CDN$)
Options outstanding, February 29, 2012	16,811,892	$0.32
Options granted	-	-
Options exercised	-	-
Options cancelled	-	-
Options outstanding, November 30, 2012	16,811,892	$0.32

Options exercisable, November 30, 2012	16,761,892	$0.32

Details of options outstanding as at November 30, 2012 are as follows:

Number of	Exercise price
Options	CDN$	Expiry date
150,000	0.10	October 25, 2015
348,750	0.10	November 16, 2015
1,531,500	0.32	January 10, 2016
5,777,000	0.20	February 11, 2016
1,321,500	0.20	March 3, 2016
1,826,000	0.59	June 21, 2016
1,690,500	0.42	September 12, 2016
4,166,642	0.38	January 20, 2017
16,811,892

The options outstanding as at August 31, 2012 have a weighted average remaining contractual life of 3.44 years (February 29, 2012 - 4.27 years).

Share purchase warrants

The changes in share purchase warrants during the nine month period ended November 30, 2012 are as follows:

Number of warrants
Balance, February 29, 2012	50,800,333
Issued
Exercised	(9,602,701)
Expired	(100,000)
Balance, November 30, 2012	41,097,632

Details of the share purchase warrants outstanding as at November 30, 2012 are as follows:

Number of	Exercise price
warrants	CDN$	Expiry Date
21,027,632 *	0.20	January 11, 2013
20,070,000	0.35	January 31, 2013
41,097,632

*See Note 7

The warrants outstanding as at November 30, 2012 have a weighted average remaining contractual life of 0.14 years (February 29, 2012 - 0.84 years).

NOTE 6 – COMMON STOCK

Share Issuances:

During the year ended February 29, 2012, the Company issued the following shares:

(a)

On January 16, 2012, the Company completed a non-brokered private placement of 41,666,425 units at a price of CDN$0.18 per unit for gross proceeds of $7,537,877. Each unit consists of one common share and one-half of one common share purchase warrant. Each whole warrant is exercisable at a price of CDN$0.20 per warrant for one year. Share issuance costs of $100,036 were incurred in connection with this transaction, being $67,336 cash and 194,428 warrants issued at CDN$0.20 for one year and valued at $32,700. No fair value was attributed to the warrants.

(b)	During the year ended February 29, 2012, 2,928,750 options were exercised at prices ranging from CDN$0.10 to CDN$0.32 per share for proceeds of $538,365.

(c)	During the year ended February 29, 2012, 2,275,000 warrants were exercised at prices ranging from CDN$0.10 to CDN$0.35 per share for proceeds of $319,105.

(d)

The Company issued 1,000,000 common shares pursuant to a mineral property acquisition option agreement at a fair value of $0.67 per share for a total fair value of $669,384 (Note 4).During the year ended February 28, 2011, the Company issued the following shares:

(a)

During the year ended February 28, 2011, the Company completed a non-brokered private placement of 4,960,476 units at CDN$0.05 per unit for total proceeds of $249,958. Each unit consisted of one common share and one share purchase warrant with an exercise price of CDN$0.10 for a period of two years expiring June 29, 2012. No fair value was attributed to the warrants.

(b)

During the year ended February 28, 2011, the Company completed a non-brokered private placement of 13,636,363 units at CDN$0.055 per unit for total proceeds of $756,076. Each unit consisted of one common share and one share purchase warrant with an exercise price of CDN$0.10 for a two year period expiring on November 4, 2012. No fair value was attributed to the warrants.

(c)

During the year ended February 28, 2011, the Company completed a non-brokered private placement of 4,385,000 units at CDN$0.05 per unit for total proceeds of $220,960. Each unit consists of one common share and one share purchase warrant with an exercise price of CDN$0.10 for a period of two years expiring November 4, 2012. No fair value was attributed to the warrants.

(d)

During the year ended February 28, 2011, the Company completed a non-brokered private placement of 28,430,000 units at CDN$0.25 per unit for total proceeds of $7,162,479. Each unit consisted of one common share plus one share purchase warrant with an exercise price of $0.35 for a period of two years expiring January 17, 2013. No fair value was attributed to the warrants.

(e)	During the year ended February 28, 2011, the Company paid cash payments of $121,888 and issued 210,000 warrants with a fair value of $9,853 to finders.

(f)	During the year ended February 28, 2011, 5,686,000 options were exercised at prices ranging from CDN$0.10 to CDN$0.24 for proceeds of $752,110.

(g)	During the year ended February 28, 2011, 19,574,138 warrants were exercised at prices ranging from CDN$0.10 to CDN$0.35 for proceeds of $3,988,062.

(h)	The Company issued 6,000,000 common shares pursuant to a mineral property acquisition option agreement at a fair value of $0.43 per share for a total fair value of $433,343 (Note 4).

Stock options

The Company has adopted an incentive stock option plan, which provides that the Board of Directors of the Company may from time to time, in its discretion, and in accordance with the Toronto Stock Exchange Venture Exchange (“TSX-V”) requirements, grant to directors, officers, employees and technical consultants to the Company, non-transferable stock options to purchase common shares, provided that the number of common shares reserved for issuance will not exceed 20% of the Company’s issued and outstanding common shares. Such options will be exercisable for a period of up to 10 years from the date of grant. In connection with the foregoing, the number of common shares reserved for issuance to any one optionee will not exceed five percent (5%) of the issued and outstanding common shares and the number of common shares reserved for issuance to all technical consultants will not exceed two percent (2%) of the issued and outstanding common shares. Options may be exercised no later than 90 days following cessation of the optionee’s position with the Company or 30 days following cessation of an optionee conducting investor relations activities’ position.

Options granted typically vest immediately except for investor relations that vest quarterly.

The changes in options during the year ended February 29, 2012 and the year ended February 28, 2011 are as follows:

	Year ended		Year ended
	February 29, 2012		February 28, 2011
		Weighted		Weighted
		average		average
		exercise		exercise
	Number of	price	Number of	price
	options	(CDN$)	options	(CDN$)
Options outstanding, beginning of period	10,886,000	$0.75	4,878,000	$0.16
Options granted	9,004,642	0.40	12,394,000	0.76
Options exercised	(2,928,750)	0.18	(5,686,000)	0.32
Options cancelled	(150,000)	1.20	(700,000)	0.47
Options outstanding, end of period	16,811,892	$0.32	10,886,000	$0.75

Options exercisable, end of period	16,474,392	$0.31	10,886,000	$0.75

Details of options outstanding as at February 29, 2012 are as follows:

Weighted average	Weighted average	Number of options
exercise price CDN	contractual life	outstanding
$0.10	0.11 years	498,750
$0.20	1.68 years	7,098,500
$0.32	0.35 years	1,531,500
$0.42	0.46 years	1,690,500
$0.38	1.21 years	4,166,642
$0.59	1.21 years	1,826,000
$0.32	4.27 years	16,811,892

At February 29, 2012 the following share purchase options were outstanding:

Number of	Exercise price
Options	CDN$	Expiry date
150,000	0.10	October 25, 2015
348,750	0.10	November 16, 2015
1,531,500	0.32	January 10, 2016
5,777,000	0.20	February 11, 2016
1,321,500	0.20	March 03, 2016
1,826,000	0.59	January 21, 2016
1,690,500	0.42	September 12, 2016
4,166,642	0.38	January 20, 2017
16,811,892

During the year ended February 28, 2012, the Company granted 9,004,642 stock options to management, directors and officers of the Company as follows:

On March 4, 2011, the Company granted 871,500 incentive stock options to directors, employees and consultants at a price of CDN$0.20 for a 5 year term. The following assumptions were used for the Black-Scholes valuation of these stock options granted: Expected dividend yield – 0; Expected stock price volatility – 125%; Risk-free interest rate – 2.72%; Expected life of options – 5 years. The fair value was determined to be $641,926 and was charged to stock based compensation expense and recorded in the additional paid-in capital.

On March 4, 2011, the Company granted 450,000 incentive stock options to investor relation consultants at a price of CDN$0.20 for a 5 year term. The following assumptions were used for the Black-Scholes valuation of these stock options granted: Expected dividend yield – 0; Expected stock price volatility – 128%-143%; Risk-free interest rate –1.17% -2.2%; Expected life of options – 5 years. The fair value was determined to be $160,816 and was charged to stock based compensation expense and recorded in the additional paid-in capital.

On June 22, 2011, the Company granted 1,776,000 incentive stock options to directors, employees and consultants at a price of CDN$0.59 for a 5 year term. The following assumptions were used for the Black-Scholes valuation of these stock options granted: Expected dividend yield – 0; Expected stock price volatility – 121%; Risk-free interest rate – 2.22%; Expected life of options – 5 years. The fair value was determined to be $898,205 and was charged to stock based compensation expense and recorded in the additional paid-in capital.

On June 22, 2011, the Company granted 50,000 incentive stock options to investor relation consultants at a price of CDN$0.59 for a 5 year term. The following assumptions were used for the Black-Scholes valuation of these stock options granted: Expected dividend yield – 0; Expected stock price volatility – 127%-134%; Risk-free interest rate –1.2% -1.26%; Expected life of options – 5 years. The fair value was determined to be $10,786 and $8,090 was charged to stock based compensation expense and recorded in the additional paid-in capital.

On September 13, 2011, the Company granted 1,690,500 incentive stock options to directors, employees and consultants at a price of CDN$0.42 for a 5 year term. The following assumptions were used for the Black-Scholes valuation of these stock options granted: Expected dividend yield – 0; Expected stock price volatility – 129%; Risk-free interest rate – 1.46%; Expected life of options – 5 years. The fair value was determined to be $665,024 and was charged to stock based compensation expense and recorded in the additional paid-in capital.

On January 12, 2012, the Company granted 3,966,642 incentive stock options to directors, employees and consultants at a price of CDN$0.38 for a 5 year term. The following assumptions were used for the Black-Scholes valuation of these stock options granted: Expected dividend yield – 0; Expected stock price volatility – 129%; Risk-free interest rate – 1.48%; Expected life of options – 5 years. The fair value was determined to be $1,222,663 and was charged to stock based compensation expense and recorded in the additional paid-in capital.

On January 12, 2012, the Company granted 200,000 incentive stock options to investor relation consultants at a price of CDN$0.38 for a 5 year term. The following assumptions were used for the Black-Scholes valuation of these stock options granted: Expected dividend yield – 0; Expected stock price volatility – 131%; Risk-free interest rate –1.77% -1.93%; Expected life of options – 5 years. The fair value was determined to be $47,828 and $nil was charged to stock based compensation expense and recorded in the additional paid-in capital.

On January 18, 2012, the Company re-priced the exercise prices of 5,777,000 incentive stock options from $1.20 to $0.20 per share and 1,321,500 incentive stock options from $0.83 to $0.20 per share. The following assumptions were used for the Black-Scholes valuation of these stock options granted: Expected dividend yield – 0; Expected stock price volatility – 131%; Risk-free interest rate – 1.21%; Expected life of options – 5 years. The incremental fair value was determined to be $467,201 and was charged to stock based compensation expense and recorded in the additional paid-in capital.

During the year ended February 28, 2011, the Company granted 12,394,000 stock options with a fair value of $6,217,121 to management, directors and officers of the Company as follows: On July 12, 2010, the Company granted 496,000 incentive stock options to directors, employees and consultants at a price of CDN$0.10 for a 5 year term. The following assumptions were used for the Black-Scholes valuation of these stock options granted: Expected dividend yield – 0; Expected stock price volatility – 127%; Risk-free interest rate – 2.6%; Expected life of options – 5 years. The fair value was determined to be $33,045 and was charged to stock based compensation expense and recorded in the additional paid-in capital.

On September 2, 2010, the Company granted 420,000 incentive stock options to directors, employees and consultants at a price of CDN$0.10 for a 5 year term. The following assumptions were used for the Black-Scholes valuation of these stock options granted: Expected dividend yield – 0; Expected stock price volatility – 127%; Risk-free interest rate – 2.0%; Expected life of options – 5 years. The fair value was determined to be $27,316 and was charged to stock based compensation expense and recorded in the additional paid-in capital.

On October 25, 2010, the Company granted 700,000 incentive stock options to directors, employees and consultants at a price of CDN$0.10 for a 5 year term. The following assumptions were used for the Black-Scholes valuation of these stock options granted: Expected dividend yield – 0; Expected stock price volatility – 132%; Risk-free interest rate – 1.9%; Expected life of options – 5 years. The fair value was determined to be $40,958 and was charged to stock based compensation expense and recorded in the additional paid-in capital.

On November 17, 2010, the Company granted 2,352,500 incentive stock options to directors, employees and consultants at a price of CDN$0.10 for a 5 year term. The following assumptions were used for the Black-Scholes valuation of these stock options granted: Expected dividend yield – 0; Expected stock price volatility – 128%; Risk-free interest rate – 2.3%; Expected life of options – 5 years. The fair value was determined to be $288,027 and was charged to stock based compensation expense and recorded in the additional paid-in capital.

On January 11, 2011, the Company granted 2,298,500 incentive stock options to directors, employees and consultants at a price of $0.32 for a 5 year term. The following assumptions were used for the Black-Scholes valuation of these stock options granted: Expected dividend yield – 0; Expected stock price volatility – 146%; Risk-free interest rate – 2.4%; Expected life of options – 5 years. The fair value was determined to be $552,524 and was charged to stock based compensation expense and recorded in the additional paid-in capital.

On January 11, 2011, the Company paid a cash payment of $10,000 and granted 200,000 incentive stock options to a third party at a price of $0.32 for a 5 year term to settle a debt of $21,000. The following assumptions were used for the Black-Scholes valuation of these stock options granted: Expected dividend yield – 0; Expected stock price volatility – 146%; Risk-free interest rate – 2.4%; Expected life of options – 5 years. The fair value was determined to be $48,488 and was charged to debt settlement and recorded in additional paid-in capital of $48,488. A loss of $37,488 resulted from this settlement.

On February 11, 2011, the Company granted 5,927,000 incentive stock options to directors, employees and consultants at a price of CDN$1.20 for a 5 year term. The following assumptions were used for the Black-Scholes valuation of these stock options granted: Expected dividend yield – 0; Expected stock price volatility – 167%; Risk-free interest rate – 2.4%; Expected life of options – 5 years. The fair value was determined to be $5,226,763 and was charged to stock based compensation expense and recorded in the additional paid-in capital.

Share purchase warrants

The following table summarizes the continuity of the Company’s share purchase warrants:

Number of warrants
Balance, February 28, 2010	4,971,136
Issued with private placements	51,621,839
Exercised	(19,574,138)
Expired	(4,971,136)
Balance, February 28, 2011	32,047,701
Issued with private placements	21,027,632
Exercised	(2,275,000)
Balance, February 29, 2012	50,800,333

At February 29, 2012 the following share purchase warrants were outstanding:

Number of	Exercise price	Expiry date
warrants	CDN$
1,778,156	0.10	June 29, 2012
7,924,545	0.10	November 12, 2012
21,027,632	0.20	January 11, 2013
20,070,000	0.35	January 31, 2013
50,800,333